Federated Hermes Ultrashort Bond ETF Investment Strategy - Federated Hermes Ultrashort Bond ETF	May 01, 2026
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund invests primarily (that is, more than 50%) in investment-grade, various fixed-income securities, including but not limited to asset-backed (including mortgage-backed securities), corporate debt securities, investment-grade corporate bonds, high-yield corporate bonds, bank loans and trade finance instruments, but may invest up to 35% of its assets in noninvestment-grade, fixed-income securities (also known as “junk-bonds”). When selecting investments for the Fund, the Fund can invest in securities directly or in other investment companies, including, for example, funds advised by the Fund’s investment adviser (the “Adviser”) or its affiliates (“Underlying Funds”). The Adviser seeks to enhance the Fund’s performance by allocating relatively more of its portfolio to the sector that the Adviser expects to offer the best balance between total return and risk. The Adviser may invest a portion of the Fund’s assets in foreign securities (both investment-grade and noninvestment-grade, including, but not limited to, government and corporate investments). The Fund may invest in hybrid instruments and derivative contracts to implement its investment strategies. There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund are included within the Fund’s 80% policy (as described below) and are calculated at market value. The Fund may also use Collateralized Mortgage Obligations (CMOs) for hedging purposes. Although the value of the Fund’s Shares will fluctuate, the Adviser actively manages the Fund’s portfolio seeking to manage the magnitude of fluctuation by limiting the Fund’s dollar-weighted average effective duration to one year or less. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. Under normal market conditions, the Fund’s dollar-weighted average effective maturity is expected to be 18 months or less. Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”). Finally, the Fund may invest in government securities that have no explicit financial support, but that are regarded as having implied support because the federal government sponsors their activities. The Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed-income investments. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.